Offerings	May 02, 2026 USD ($)
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 5,706,345.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 788.05
Offering Note
(1)

There are being registered hereunder such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities, (d) warrants to purchase common stock or preferred stock, (e) purchase contracts, and (f) units consisting of some or all of these securities in any combination, to be sold by the registrant from time to time at unspecified prices which shall have an aggregate initial offering price not to exceed $75,000,000. There are also being registered hereunder an indeterminate number of shares of common stock and preferred stock as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. The proposed maximum per security and aggregate offering prices will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”).

Securities registered hereunder to be sold by the registrant may be sold either separately or as units comprised of more than one type of security registered hereunder. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 69,293,654.25
Carry Forward Form Type	S-3
Carry Forward File Number	333-273153
Carry Forward Initial Effective Date	Jul. 14, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 7,636.16
Offering Note
(2)

Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement represent $69,293,654.25  of unsold securities (the “Unsold Securities”) previously registered pursuant to a registration statement on Form S-3 (File No. 333-273153), initially filed by the registrant with the Securities and Exchange Commission on July 6, 2023 and declared effective on July 14, 2023 (the “Prior Registration Statement”). The Prior Registration Statement registered securities for a maximum aggregate offering price of $75,000,000, and of that amount the registrant has previously sold securities for an aggregate offering price of $5,706,345.75. In connection with the filing of the Prior Registration Statement, the Registrant paid a filing fee of $7,636.16 related to the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) that will be applied to the securities registered pursuant to this registration statement. In addition to the Unsold Securities being carried forward from the Prior Registration Statement, the registrant is also registering hereby the offer and sale of an additional $5,706,345.75 of new securities for which the registrant is paying a registration fee of $788.05. Pursuant to Rule 415(a)(5) under the Securities Act, the registrant may continue to offer and sell the Unsold Securities under the Prior Registration Statement until the earlier of (i) the date on which this registration statement is declared effective by the Securities and Exchange Commission, or (ii) January 10, 2027, which is 180 days after the third-year anniversary of the effective date of the Prior Registration Statement (each of which is referred to as the “Expiration Date”). To the extent that, prior to the Expiration Date, the registrant sells any Unsold Securities under the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6), the offering of securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.